Description of Organization, Business Operations and Going Concern (Details) - USD ($)		5 Months Ended	11 Months Ended	12 Months Ended
	Aug. 05, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Date of incorporation				Feb. 02, 2021
Proceeds from initial public offering			$ 245,000,000
Proceeds from the issuance of warrants				7,700,000
Payment to acquire restricted investments				250,000,000
Minimum net worth needed to effect business combination		$ 5,000,001		$ 5,000,001
Minimum percentage of common stock to be owned by the initial shareholders		20.00%		20.00%
Minimum percentage of public shares that can be transferred		15.00%		15.00%
Percentage of public shares to redeemed in case business combination is not consummated		100.00%		100.00%
Threshold number of days within which public shares shall be redeemed in case business combination is not consummated				10 years
Expenses payable on dissolution		$ 100,000		$ 100,000
Minimum per share amount to be maintained in the trust account (in Dollars per share)		$ 10		$ 10
Cash held		$ 137,752		$ 137,752
Net working capital		$ 460,328		$ 460,328
Term of restricted investments				185 days
Threshold time period for consummating business combination from the date of initial public offer				24 months
Minimum [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Minimum percentage of the value of the trust account of the acquire for which acquisition shall be carried out		80.00%		80.00%
Temporary equity redemption price per share (in Dollars per share)		$ 10		$ 10
After thirty first december two thousand and twenty two [Member] | Inflation reduction act of two thousand and twenty two [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Percentage of excise tax on certain share repurchases on fair value		1.00%
Others Investees [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Equity method investment ownership percentage		50.00%		50.00%
IPO [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Transaction cost				$ 21,720,139
Underwriting fees				5,000,000
Deferred Underwriting Fees		$ 8,750,000		8,750,000
Anchor investor offering costs				7,207,313
Other offering costs				$ 762,826
Shares Issued, Price Per Share (in Dollars per share)		$ 10		$ 10
Common Class A [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Proceeds from initial public offering	$ 250,000,000
Common Class A [Member] | IPO [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Stock issued during the period shares new issues (in Shares)	25,000,000
Shares Issued, Price Per Share (in Dollars per share)	$ 10
Sponsor [Member] | Private Placement [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Class of warrants or rights warrants issued during the period units (in Shares)				7,700,000
Class of warrants or rights issue price per warrant (in Dollars per share)		$ 1		$ 1